Cover	Jan. 30, 2025	Jan. 29, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jan. 30, 2025
Entity Registrant Name		NETSCOUT SYSTEMS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		000-26251
Entity Tax Identification Number		04-2837575
Entity Address, Postal Zip Code		01886
Entity Address, State or Province		MA
Entity Address, City or Town		Westford
Entity Address, Address Line One		310 Littleton Road
Local Phone Number		614-4000
City Area Code		978
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		CommonStock
Trading Symbol		NTCT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001078075